Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Cash and Cash Equivalents

	December 31, 2017	December 31, 2018	December 31, 2018
	NT$000	NT$000	US$000
Short-term deposits	3,883,614	3,245,750	106,036
Cash	470	470	15
Cash at banks	4,151,630	1,396,302	45,616

	8,035,714	4,642,522	151,667